Equity-settled share-based transactions - Schedule of number and aggregate fair value of RSU - Prenetics 2022 (Details) - Restricted share units $ / shares in Units, $ in Thousands	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 01, 2025 USD ($) shares $ / shares	Nov. 15, 2025 USD ($) shares $ / shares	Nov. 01, 2025 USD ($) shares $ / shares	Oct. 17, 2025 USD ($) shares $ / shares	Oct. 15, 2025 USD ($) shares $ / shares	Oct. 01, 2025 USD ($) shares $ / shares	Sep. 15, 2025 USD ($) shares $ / shares	Sep. 01, 2025 USD ($) shares $ / shares	Aug. 01, 2025 USD ($) shares $ / shares	Jul. 15, 2025 USD ($) shares $ / shares	Jul. 01, 2025 USD ($) shares $ / shares	Jun. 30, 2025 USD ($) shares $ / shares	Jun. 16, 2025 USD ($) shares $ / shares	Jun. 01, 2025 USD ($) shares $ / shares	May 23, 2025 USD ($) shares $ / shares	Apr. 08, 2025 USD ($) shares $ / shares	Mar. 01, 2025 USD ($) shares $ / shares	Jan. 30, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 01, 2024 USD ($) shares $ / shares	Oct. 07, 2024 USD ($) shares $ / shares	Sep. 09, 2024 USD ($) shares $ / shares	Aug. 22, 2024 USD ($) shares $ / shares	Aug. 01, 2024 USD ($) shares $ / shares	Jul. 15, 2024 USD ($) shares $ / shares	Jul. 02, 2024 USD ($) shares $ / shares	Jun. 30, 2024 USD ($) shares $ / shares	Jun. 28, 2024 USD ($) shares $ / shares	Jun. 03, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Jun. 30, 2023 USD ($) shares $ / shares	Jun. 23, 2023 USD ($) shares $ / shares	Feb. 01, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Jun. 30, 2022 USD ($) shares $ / shares	May 18, 2022 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted (in shares) | shares	5,643	339	43,697	13,935	22,980	2,237	342	9,601	656	625	272,332	604	60,975	9,352	538	57,060	2,500	40,650	18,484	15,805	6,696	30,364	20,576	26,786	13,971	20,833	38,800	75,665	24,590	176,902	7,928	2,403,529	16,486,108	66,666	946,330	2,446,557	144,522
Closing price per ordinary share less subscription price per (in USD per share) | $ / shares	$ 15.75	$ 14.75	$ 12.20	$ 14.82	$ 15.00	$ 14.84	$ 14.59	$ 9.78	$ 7.60	$ 7.99	$ 8.25	$ 8.27	$ 8.52	$ 7.01	$ 9.30	$ 10.31	$ 3.65	$ 4.92	$ 5.41	$ 5.80	$ 4.47	$ 2.13	$ 4.59	$ 2.50	$ 5.60	$ 3.17	$ 4.26	$ 4.69	$ 5.92	$ 5.43	$ 3.39	$ 0.79	$ 0.90	$ 1.49	$ 2.00	$ 4.04	$ 7.64
Aggregate fair value of the RSUs | $	$ 89	$ 5	$ 533	$ 207	$ 345	$ 33	$ 5	$ 94	$ 5	$ 5	$ 2,247	$ 5	$ 520	$ 66	$ 5	$ 588	$ 9	$ 20	$ 100	$ 92	$ 30	$ 65	$ 94	$ 67	$ 78	$ 66	$ 165	$ 355	$ 146	$ 960	$ 27	$ 1,903	$ 14,875	$ 99	$ 1,893	$ 9,884	$ 1,104